Employee benefit plans - Schedule of Weighted Average Actuarial Assumptions and Valuation Methodologies Used in Defined Benefit Plans (Detail) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic [Member]
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	3.87%	4.39%
Actuarial assumptions used to determine net periodic benefit cost (income) for the period:
Discount rate	4.39%	4.74%	4.31%
Expected rate of return on plan assets	7.00%	7.50%	7.50%
Foreign [Member]
Actuarial assumptions used to determine benefit obligations at end of period:
Discount rate	2.61%	2.84%
Expected annual rate of compensation increase	2.87%	2.87%
Actuarial assumptions used to determine net periodic benefit cost (income) for the period:
Discount rate	2.84%	3.65%	3.51%
Expected rate of return on plan assets	5.01%	6.18%	6.07%
Expected annual rate of compensation increase	2.87%	2.86%	2.80%